Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	Doma Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-1956909
Entity Address, Address Line One	101 Mission Street
Entity Address, Address Line Two	Suite 740
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94105
City Area Code	650
Local Phone Number	419-3827
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001722438